Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Amortized cost	$ 789,619	$ 538,311
Net of allowance for expected credit losses	353	195
Equity securities fair value cost	24,056	31,906
Other investments fair value cost	11,302	12,996
Net of allowance for credit losses	11,302	9,085
Reinsurance recoverables net of allowance for credit losses	$ 4,034	$ 3,954
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in Shares)	750,000,000	750,000,000
Common shares, shares issued (in Shares)	44,500,879	46,013,309
Common shares, shares outstanding (in Shares)	44,500,879	46,013,309
Treasury shares (in Shares)	3,800	1,668